Operating Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Schedule of Weighted Average Remaining Lease Terms and Discount Rate for Operating Leases

The weighted average remaining lease terms and discount rate for our operating leases were as follows at March 31, 2020:

Weighted average remaining lease term (years) for our facility and equipment leases	2.47
Weighted average discount rate for our facility and equipment leases	8.00%

The weighted average remaining lease terms and discount rate for our operating leases were as follows at December 31, 2019:

Weighted average remaining lease term (years) for our facility and equipment leases	2.47
Weighted average discount rate for our facility and equipment leases	8%

Schedule of Maturities of Lease Liabilities for All Operating Leases

Maturities of our lease liabilities for all operating leases were as follows as of March 31, 2020:

2020	$69,321
2021	90,495
2022	69,741
Total lease payments	229,557
Less: Interest	(23,392)
Present value of lease liabilities	206,165
Less: current maturities	(78,013)
Non-current lease liability	$128,152

Maturities of our lease liabilities for all operating leases were as follows as of December 31, 2019:

2020	$92,603
2021	90,495
2022	69,741
Total lease payments	252,839
Less: Interest	(27,457)
Present value of lease liabilities	225,382
Less: current maturities	(77,992)
Non-current lease liability	$147,390